PENSIONS - Principal actuarial assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United States
PENSIONS
Discount rate	5.35%
Inflation	2.50%	2.25%	2.25%
Future salary increases	2.50%	2.50%	2.50%
Future pension increases	0.00%	0.00%	0.00%
UK
PENSIONS
Discount rate	4.40%	4.80%	1.80%
Inflation			3.50%
Future salary increases	2.60%	2.30%	2.80%
Future pension increases	2.20%	2.00%	2.30%
France
PENSIONS
Discount rate	3.15%	3.70%	0.90%
Inflation	3.15%	3.70%	1.62%
Future salary increases	3.00%	3.00%	2.50%
Future pension increases	2.10%	2.20%	1.00%
Switzerland
PENSIONS
Inflation		1.00%	1.00%
Future salary increases	1.00%	1.00%	1.00%
Future pension increases	0.00%	0.00%	0.00%
Austria
PENSIONS
Discount rate	4.36%	3.30%	1.05%
Inflation	4.05%
Future salary increases	7.08%	5.00%	2.50%
Future pension increases	0.00%
Japan
PENSIONS
Discount rate	1.30%	1.30%	0.40%
Inflation	0.00%	0.00%	0.00%
Future salary increases	2.00%	1.70%	1.70%
Future pension increases	0.00%	0.00%	0.00%
Minimum | United States
PENSIONS
Discount rate		2.65%	2.55%
Minimum | UK
PENSIONS
Inflation	2.60%	2.30%
Minimum | Switzerland
PENSIONS
Discount rate	1.50%	2.00%	0.20%
Inflation	1.00%
Maximum | United States
PENSIONS
Discount rate		5.35%	2.85%
Maximum | UK
PENSIONS
Inflation	3.20%	3.00%
Maximum | Switzerland
PENSIONS
Discount rate	2.00%	2.10%	0.30%
Inflation	1.20%